Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Schedule of Provision for income taxes
	2021	2020

Currently paid or payable	$3,059,462	$2,518,516
Deferred benefit	(76,374)	(270,427)
Total income tax expense	$2,983,088	$2,248,089

Schedule of federal income tax
	2021	2020

Computed expense at statutory rates	$3,385,499	$2,731,384
Tax exempt interest and BOLI	(228,773)	(309,102)
Disallowed interest	6,290	12,917
Partnership rehabilitation and tax credits	(468,054)	(433,970)
Low income housing investment amortization expense	286,808	265,982
Other	1,318	(19,122)
	$2,983,088	$2,248,089

Schedule of deferred income tax (benefit) expense
	2021	2020

Depreciation	$66,603	$10,368
Mortgage servicing rights	(5,129)	(3,661)
Deferred compensation	2,246	3,722
Bad debts	(105,372)	(269,219)
Limited partnership amortization	57,387	(39,430)
Investment in CFS Partners	35,651	13,408
Deferred SBA PPP fees	(108,668)	0
Prepaid expenses	(5,384)	11,072
Other	(13,708)	3,313
Change in deferred tax benefit	$(76,374)	$(270,427)

Schedule of significant components of the net deferred tax asset
	2021	2020

Components of the deferred tax asset:
Bad debts	$1,619,154	$1,513,782
Deferred compensation	6,930	9,176
Contingent liability - MPF program	17,838	17,838
Finance lease	19,044	7,101
Deferred SBA PPP fees	108,668	0
Unrealized loss on debt securities AFS	310,208	0
Other	22,716	20,814
Total deferred tax asset	2,104,558	1,568,711

Components of the deferred tax liability:
Depreciation	461,168	394,564
Limited partnerships	94,952	37,565
Mortgage servicing rights	188,521	193,650
Unrealized gain on debt securities AFS	0	243,321
Investment in CFS Partners	120,113	84,462
Operating Lease	3,315	3,178
Prepaid expenses	74,426	79,810
Total deferred tax liability	942,495	1,036,550
Net deferred tax asset	$1,162,063	$532,161